CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 75,025	$ 61,158	$ 22,365
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	416	302	184
Share-based compensation expenses	12,845	1,557	1,947
Change in allowance for doubtful accounts	442	78	(33)
Loss (gains) on marketable securities, net	5	3	(21)
Changes in fair value of marketable securities, net			291
Finance income, net	(625)	(835)	(45)
Deferred income taxes, net	1,729	(594)	(592)
Changes in operating assets and liabilities:
Decrease (increase) in accounts receivable	(4,416)	449	(571)
Increase in other receivables	(2,647)	(1,316)	(1,171)
Increase in inventories	(5,575)	(2,445)	(1,891)
Increase in accounts payable	2,708	92	541
Increase in other liabilities	4,830	4,094	2,631
Increase (decrease) in contract liabilities	(5,512)	9,663	5,251
Increase (decrease) in accrued contingencies		(10,000)	8,000
Net cash provided by operating activities	79,225	62,206	36,886
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in short-term deposit	(55,699)	(47,810)	(10,000)
Proceeds from short-term deposit	34,810	29,500
Purchase of fixed assets	(463)	(693)	(381)
Other Investments		(600)
Purchase of marketable securities	(169,689)	(165,423)	(38,346)
Proceeds from sale of marketable securities	147,736	72,574	18,988
Net cash used in investing activities	(43,305)	(112,452)	(29,739)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from initial public offering of ordinary shares, net of offering costs		69,784
Repurchase of ordinary shares	(17,218)
Exercise of options	4,776	389	186
Net cash provided by (used in) financing activities	(12,442)	70,173	186
EFFECT OF EXCHANGE RATE CHANGES ON CASH	733	79	(205)
NET INCREASE IN CASH AND CASH EQUIVALENTS	24,211	20,006	7,128
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR	44,727	24,721	17,593
CASH AND CASH EQUIVALENTS AT END OF THE YEAR	68,938	44,727	24,721
SUPPLEMENTAL DISCLOSURES OF CASH FLOWS INFORMATION:
Income taxes paid	217	1,415	1,800
Interest received	2,771	1,525	662
NON-CASH ACTIVITIES
Deferred offering costs in accounts payable			895
Recognition of operating lease ROU and liabilities	566	417
Exercise of Options	$ 12